Note 6 - Leases (Details)	0 Months Ended	1 Months Ended		3 Months Ended		4 Months Ended		12 Months Ended									3 Months Ended		12 Months Ended			1 Months Ended		4 Months Ended	12 Months Ended					4 Months Ended		12 Months Ended
	Oct. 15, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Accelerated Depreciation [Member] USD ($)	Dec. 31, 2011 Accelerated Depreciation [Member] USD ($)	Dec. 31, 2013 General and Administrative Expense [Member] London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2010 M/T Delos [Member] USD ($)	Dec. 31, 2013 M/T Delos [Member] USD ($)	Dec. 31, 2012 M/T Delos [Member] USD ($)	Dec. 31, 2011 M/T Delos [Member] USD ($)	Dec. 31, 2009 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2009 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2013 London Space [Member] USD ($)	Dec. 31, 2012 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] USD ($)	Dec. 31, 2011 London Space [Member] GBP (£)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] EUR (€)	Dec. 31, 2013 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)
Note 6 - Leases (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		$ 55,000	€ 41,000			$ 10,400	€ 8,000	$ 3,400	€ 2,500																		$ 42,000		£ 26,000	$ 7,000	€ 5,000
Operating Lease Inflation Increase Percentage								1.00%	1.00%	1.00%
Other General and Administrative Expense				10,000	10,000			40,000		127,000	531,000															0	247,000	498,000				0	87,000
Lump Sum Payment																		480,000
Charter Period																		5 years
Operating Leases, Rent Expense														0	14,000	19,000			0	0	2,380,000	32,000	20,000	19,000	12,000
Lease Termination Expenses	5,750,000																5,750,000
Early Termination Fee Balance										5,306,000									4,706,000
Depreciation					$ 2,021,000			$ 6,429,000		$ 11,458,000	$ 25,327,000	$ 621,000	$ 931,000